Average Annual Total Returns - FidelityValueDiscoveryK6Fund-PRO - FidelityValueDiscoveryK6Fund-PRO - Fidelity Value Discovery K6 Fund	Sep. 28, 2024
Fidelity Value Discovery K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	5.71%
Past 5 years	11.39%
Since Inception	8.37%	[1]
RS008
Average Annual Return:
Past 1 year	11.66%
Past 5 years	10.84%
Since Inception	8.19%
RS003
Average Annual Return:
Past 1 year	25.96%
Past 5 years	15.16%
Since Inception	12.28%

[1]	A From May 25, 2017 .